Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2020
Disclosure of offsetting of financial liabilities [abstract]
Securities Sold Under Repurchase Agreements	Securities sold under repurchase agreements

	2020	2019

National Treasury Bills (LTNs)	18,318,498	5,653,994
National Treasury Notes (NTNs)	13,497,944	8,533,113
Financial Treasury Bills (LFTs)	—	1,451,300
Debentures	22,902	—
Total	31,839,344	15,638,407
As of December 31, 2020, securities sold under repurchase agreements were agreed with average interest rates of 1.89% p.a. (2019 – 4.48% p.a.), with assets pledged as collateral (Note 6).